Commitments and Contingencies - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
2026-2027	$ 13,688	$ 10,822
2027-2028	10,935	13,733
2028-2029	11,037	10,980
2029-2030	11,391	11,363
2030-2031	11,553	11,476
Thereafter	403,582	410,823
Total lease payments	462,186	469,197
Less: Imputed interest	(288,703)	(294,678)
Present value of lease liabilities	173,483	174,519	$ 198,985
Finance Leases
2026-2027	12	18
2027-2028	0	3
2028-2029	0	0
2029-2030	0	0
2030-2031	0	0
Thereafter	0	0
Total lease payments	12	21
Less: Imputed interest	0	(1)
Present value of lease liabilities	$ 12	$ 20	$ 36